Financial risk management - Summary of Maturity Profile of Accrued Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Statement Of Lineitems [Line Items]
Trade and other payables	€ 2,909,725	€ 6,685,080
Accrued liabilities	11,067,510	10,890,749
Lease Liabilities	238,905	436,822
Lease Liabilities	254,708	476,891
Not later than one year [member]
Statement Of Lineitems [Line Items]
Trade and other payables	2,909,725	6,685,080
Accrued liabilities	11,067,510	10,890,749
Lease Liabilities	158,458	222,182
Later than one year and not later than five years [member]
Statement Of Lineitems [Line Items]
Trade and other payables	0	0
Accrued liabilities	0	0
Lease Liabilities	€ 96,250	€ 254,709